NORTH SHORE EQUITY ROTATION ETF
(the “Fund”)

Supplement dated August 1, 2025
to the Summary Prospectus dated August 1, 2025
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus for the Fund.
Until September 30, 2025, the section “Investment Objective” is replaced in its entirety with the following:
The North Shore Equity Rotation ETF (the “Fund”) seeks to outperform the S&P 500 Index by investing in various sectors of the equity market.

For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain additional copies of the Prospectus, Summary Prospectus, and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.

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Investors Should Retain This Supplement for Future Reference

NORTH SHORE EQUITY ROTATION ETF
(the “Fund”)

Supplement dated August 1, 2025
to the Prospectus dated August 1, 2025
The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.
Until September 30, 2025, the section “Investment Objective” in the Summary section is replaced in its entirety with the following:
The North Shore Equity Rotation ETF (the “Fund”) seeks to outperform the S&P 500 Index by investing in various sectors of the equity market.
Until September 30, 2025, the first sentence in the section “Additional Information About the Fund’s Investment Objectives, Principal Investment Strategies , and Risks – Investment Objective” is replaced in its entirety with the following:
The Fund seeks to outperform the S&P 500 Index by investing in various sectors of the equity market.

For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain additional copies of the Prospectus, Summary Prospectus, and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.

* * * * *
Investors Should Retain This Supplement for Future Reference